Basis of preparation	6 Months Ended
Jun. 30, 2020
Basis of preparation
Basis of preparation

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS FOR THE FIRST SIX MONTHS OF 2020

Basis of preparation

These condensed consolidated interim financial statements have been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as adopted by the European Union and as issued by the IASB. The condensed consolidated interim financial statements do not contain all information required for an annual report and should therefore be read in conjunction with Galapagos’ annual report 2019.

Impact of COVID-19 on the financial statements

We refer to the section ‘Covid-19 impact’ in this H1 report for a comprehensive overview of the impact of Covid-19 on the business evolution of Galapagos.

To date we have experienced limited impact on our financial performance, financial position, cash flows and significant judgements and estimates, although we continue to face additional risks and challenges associated with the impact of the outbreak.